Derivative Instruments And Hedging Activities (Concentration Of Exposures To Credit Risk In OTC Derivatives) (Details) In Billions, unless otherwise specified	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Mar. 31, 2011 JPY (¥)	Sep. 30, 2011 OTC Derivatives [Member] USD ($)	Sep. 30, 2011 OTC Derivatives [Member] JPY (¥)	Mar. 31, 2011 OTC Derivatives [Member] JPY (¥)
Derivative Assets Fair Value	$ 364.34	¥ 28,069.00	¥ 16,919.00	$ 287.36	¥ 22,138.00	¥ 12,733.00
Impact of Master Netting Agreements, Financial institutions				(269.48)	(20,761.00)	(11,611.00)
Impact of Collateral, Financial institutions				(10.44)	(804.00)	(442.00)
Net Exposure to Credit Risk, Financial institutions				$ 7.44	¥ 573.00	¥ 680.00